Exhibit 99.1

Hyundai Auto Receivables Trust 2012-B
Monthly Servicing Report

Collection Period	October 2015
Distribution Date	11/16/2015
Transaction Month	40
30/360 Days	30
Actual/360 Days	32

I. ORIGINAL DEAL PARAMETERS

Cut off Date:	June 30, 2012
Closing Date:	July 19, 2012

	Dollars	Units	WAC	WARM
Original Pool Balance:	$1,523,858,247.26	85,474	4.43%	53.55
Original Adj. Pool Balance:	$1,495,601,319.13

		Dollar Amount	% of Pool	Note Rate	Final Payment Date
Class A-1 Notes	Fixed	$341,000,000.00	22.377%	0.29286%	July 15, 2013
Class A-2 Notes	Fixed	$390,000,000.00	25.593%	0.54000%	January 15, 2015
Class A-3 Notes	Fixed	$469,000,000.00	30.777%	0.62000%	September 15, 2016
Class A-4 Notes	Fixed	$181,940,000.00	11.939%	0.81000%	March 15, 2018
Class B Notes	Fixed	$27,670,000.00	1.816%	1.39000%	March 15, 2018
Class C Notes	Fixed	$42,620,000.00	2.797%	1.95000%	October 15, 2018
Total Securities		$1,452,230,000.00	95.300%

Overcollateralization		$43,371,319.13	2.846%
YSOA		$28,256,928.13	1.854%
Total Original Pool Balance		$1,523,858,247.26	100.00%

II. POOL BALANCE AND PORTFOLIO INFORMATION

	Beginning of Period		Ending of Period		Change
	Balance	Pool Factor	Balance	Pool Factor
Class A-1 Notes	$-	-	$-	-	$-
Class A-2 Notes	$-	-	$-	-	$-
Class A-3 Notes	$-	-	$-	-	$-
Class A-4 Notes	$83,629,849.56	0.4596562	$69,953,568.38	0.3844870	$13,676,281.18
Class B Notes	$27,670,000.00	1.0000000	$27,670,000.00	1.0000000	$-
Class C Notes	$42,620,000.00	1.0000000	$42,620,000.00	1.0000000	$-
Total Securities	$153,919,849.56	0.1059886	$140,243,568.38	0.0965712	$13,676,281.18

Weighted Avg. Coupon (WAC)	5.12%		5.15%
Weighted Avg. Remaining Maturity (WARM)	22.32		21.51
Pool Receivables Balance	$185,493,034.27		$171,642,222.72
Remaining Number of Receivables	27,602		26,583

Adjusted Pool Balance	$183,831,875.94		$170,155,594.76

III. COLLECTIONS

Principal:
Principal Collections	$13,519,277.84
Repurchased Contract Proceeds Related to Principal	$-
Recoveries/Liquidation Proceeds	$213,066.47
Total Principal Collections	$13,732,344.31

Interest:
Interest Collections	$799,469.33
Late Fees & Other Charges	$48,655.11
Interest on Repurchase Principal	$-
Total Interest Collections	$848,124.44

Collection Account Interest	$1,084.23
Reserve Account Interest	$631.63
Servicer Advances	$-

Total Collections	$14,582,184.61

Hyundai Auto Receivables Trust 2012-B
Monthly Servicing Report

Collection Period	October 2015
Distribution Date	11/16/2015
Transaction Month	40
30/360 Days	30
Actual/360 Days	32

IV. DISTRIBUTIONS

Total Collections	$14,582,184.61
Reserve Account Release	$-
Total Available for Distribution	$14,582,184.61

		Amount Due	Interest Pymt Due but unpaid from prior periods	Amount Paid
1. Servicing Fee @1.00%:
Servicing Fee Due	1.00%	$154,577.53		$154,577.53	$154,577.53
Collection Account Interest					$1,084.23
Late Fees & Other Charges					$48,655.11
Total due to Servicer					$204,316.87

2. Class A Noteholders Interest:
Class A-1 Notes		$-		$-
Class A-2 Notes		$-		$-
Class A-3 Notes		$-		$-
Class A-4 Notes		$56,450.15		$56,450.15

Total Class A interest:		$56,450.15		$56,450.15	$56,450.15

3. First Priority Principal Distribution:		$-		$-	$-

4. Class B Noteholders Interest:		$32,051.08		$32,051.08	$32,051.08

5. Second Priority Principal Distribution:		$-		$-	$-

6. Class C Noteholders Interest:		$69,257.50		$69,257.50	$69,257.50

Available Funds Remaining:					$14,220,109.01

Reserve Account Release					$-
Reserve Account Draw					$-

7. Regular Principal Distribution Amount:					$13,676,281.18

		Distributable Amount		Paid Amount
Class A-1 Notes				$-
Class A-2 Notes				$-
Class A-3 Notes				$-
Class A-4 Notes				$13,676,281.18
Class A Notes Total:		$13,676,281.18		$13,676,281.18
Class B Notes Total:		$-		$-
Class C Notes Total:		$-		$-
Total Noteholders Principal		$13,676,281.18		$13,676,281.18

8. Required Deposit to Reserve Account					0.00

9. Trustee Expenses					0.00

10. Remaining Available Collections Released to Certificateholder					543,827.83

V. YIELD SUPPLEMENT OVERCOLLATERALIZATION AMOUNT (YSOA)

Beginning Period Required Amount	$1,661,158.33
Beginning Period Amount	$1,661,158.33
Current Period Amortization	$174,530.37
Ending Period Required Amount	$1,486,627.96
Ending Period Amount	$1,486,627.96
Next Distribution Date Required Amount	$1,324,755.29

VI. RESERVE ACCOUNT

Reserve Percentage of Initial Adjusted Pool Balance	0.50%
Beginning Period Required Amount	$7,478,006.60
Beginning Period Amount	$7,478,006.60
Current Period Release to Collection Account	$-
Current Period Deposit	$-
Current Period Release to Depositor	$-
Ending Period Required Amount (0.5% of APB of cut-off date)	$7,478,006.60
Ending Period Amount	$7,478,006.60

VII. OVERCOLLATERALIZATION

Overcollateralization Target	4.00%
Overcollateralization Floor	2.00%

	Beginning	Ending	Target
Overcollateralization Amount	$29,912,026.38	$29,912,026.38	$29,912,026.38
Overcollateralization as a % of Original Adjusted Pool	2.00%	2.00%	2.00%
Overcollateralization as a % of Current Adjusted Pool	16.27%	17.58%	17.58%

Hyundai Auto Receivables Trust 2012-B
Monthly Servicing Report

Collection Period	October 2015
Distribution Date	11/16/2015
Transaction Month	40
30/360 Days	30
Actual/360 Days	32

VIII. DELINQUENCY AND NET LOSS ACTIVITY

	Units Percent	Units	Dollars Percent	Dollar Amount
Current	97.47%	25,910	96.12%	$164,987,846.80
30 - 60 Days	2.04%	542	3.09%	$5,295,522.40
61 - 90 Days	0.39%	105	0.63%	$1,079,447.85
91 + Days	0.10%	26	0.16%	$279,405.67
		26,583		$171,642,222.72
Total
Delinquent Receivables 61 + days past due	0.49%	131	0.79%	$1,358,853.52
Delinquency Ratio 61+ for 1st Preceding Collection Period	0.54%	149	0.82%	$1,522,519.34
Delinquency Ratio 61+ for 2nd Preceding Collection Period	0.47%	133	0.74%	$1,489,182.71
Three-Month Average Delinquency Ratio	0.50%		0.79%

Repossession in Current Period		27		$284,767.55
Repossession Inventory		59		$193,289.41

Charge-Offs
Gross Principal of Charge-Off for Current Period				$331,533.71
Recoveries				$(213,066.47)
Net Charge-offs for Current Period				$118,467.24

Beginning Pool Balance for Current Period				$185,493,034.27

Net Loss Ratio				0.77%
Net Loss Ratio for 1st Preceding Collection Period				0.51%
Net Loss Ratio for 2nd Preceding Collection Period				-0.94%
Three-Month Average Net Loss Ratio for Current Period				0.11%

Cumulative Net Losses for All Periods				$12,684,554.34
Cumulative Net Losses as a % of Initial Pool Balance				0.83%

Principal Balance of Extensions				$1,148,737.05
Number of Extensions				120